Merger - Additional Information (Detail) $ / shares in Units, $ in Millions				6 Months Ended	12 Months Ended
	Aug. 17, 2015 USD ($) $ / shares shares	Jul. 23, 2015 USD ($) $ / shares shares	Jul. 08, 2015 shares	Jun. 30, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Jul. 21, 2015 shares	Jul. 20, 2015 shares	Jul. 07, 2015 shares
Business Acquisition [Line Items]
Common stock, shares authorized		300,000,000		300,000,000	300,000,000	88,000,000		300,000,000	75,000,000
Reverse stock split, description					July 23, 2015, ViewRay Technologies, Inc. effected a 2.975-for-1 stock split of its then outstanding common stock and convertible preferred stock, collectively referred to as Capital Stock, and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split.
Reverse stock split, conversion ratio		2.975	1.185763
Common stock, shares outstanding			5,150,176	38,362,134	38,204,960	907,037				4,343,339
Common stock reserved for issuance					9,833,252	32,326,764
Options to purchase shares granted to employees				794,496	1,975,673	1,642,799	1,190,349
2008 Stock and 2015 Equity Incentive Plan
Business Acquisition [Line Items]
Percentage of common stock on diluted basis		19.30%
Common stock reserved for issuance		9,225,397
2015 Equity Incentive Plan
Business Acquisition [Line Items]
Options to purchase shares granted to employees		1,507,147
2015 Employee Stock Purchase Plan
Business Acquisition [Line Items]
Common stock reserved for issuance		285,621			285,621
Former Holders Of View Ray Technologies, Inc
Business Acquisition [Line Items]
Common stock, shares outstanding		34,715,582
Percentage of stock owned by former stockholders		72.70%
Convertible warrants		128,231
Percentage of common stock warrants on diluted basis		0.30%
Placement Agents
Business Acquisition [Line Items]
Percentage of common stock on diluted basis		0.40%
Common stock issued as warrants		198,760
Holders of Mirax
Business Acquisition [Line Items]
Common stock, shares outstanding		1,000,005
Percentage of common stock on diluted basis		2.10%
Private Placement
Business Acquisition [Line Items]
Private placement, value | $	$ 26.3	$ 26.3
Private placement, common shares	5,884,504	5,884,504
Sales of share common stock, per share | $ / shares	$ 5.00	$ 5.00
Percentage of common stock on diluted basis		12.30%
Private Placement | Investor
Business Acquisition [Line Items]
Private placement, value | $		$ 17.0
Private Placement | Share Holders of Mirax
Business Acquisition [Line Items]
Common stock, shares outstanding		1,000,005
Private Placement | Majority Shareholder
Business Acquisition [Line Items]
Percentage of stock owned by former stockholders		90.90%
Private Placement | Former Holders Of View Ray Technologies, Inc
Business Acquisition [Line Items]
Private placement, common shares		3,400,003
Private Placement | New Share Holders
Business Acquisition [Line Items]
Private placement, common shares		2,484,501
Blank Check Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares authorized		10,000,000
Preferred stock, par value | $ / shares		$ 0.01